Recent Accounting Pronouncements - Additional Information (Detail) - Accounting Standards Update 2016-13 [Member]	Jan. 01, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect [true false]	true